SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SHARE CAPITAL
SHAREHOLDERS' EQUITY

6. SHARE CAPITAL

Common stock

Common stock: 9,000,000 authorized; $0.001 par value. As of June 30, 2023, and December 31, 2022, there were 5,422,014 and 1,051,098 shares of common stock issued and outstanding, respectively.

Reverse Share Split

During March 2023, the total number of shares of common stock authorized by the Company was reduced from 180,000,000 shares of common stock, par $0.001, to 9,000,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by twenty (20): effecting a twenty (20) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by twenty (20) and multiplying the exercise or conversion price thereof by twenty (20), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within this Form 10-Q.

Share Issuance

During March 2023, the Company completed a private placement for 50,000 common shares at $6.00 per common shares for gross proceeds of $300 thousand.

During May 2023, the Company completed its pricing of an underwritten public offering of 5,000,000 shares of common stock (or prefunded warrants in lieu thereof) at an offering price to the public of $1.20 per share (or $1.199 per pre-funded warrant). The pre-funded warrants will be immediately exercisable at a nominal exercise price of $0.001 or on a cashless basis and may be exercised at any time until all of the pre-funded warrants are exercised in full.

The gross proceeds to the Company from the offering of approximately $6 million, before deducting the underwriters’ fees and other offering expenses payable by Assure. The Company intends to use the net proceeds from the offering for general corporate purposes, including working capital, marketing, and capital expenditures.

The Company granted the underwriters in the offering a 45-day option to purchase up to 750,000 additional shares of the Company’s common stock and/or pre-funded warrants, in any combination thereof, from the Company at the public offering price, less underwriting discounts and commissions, solely to cover over-allotments, if any. No additional shares were issued under the allotment.

During June 2023, the Company issued 59,748 common shares to certain employees, directors and vendors in lieu of cash compensation.

Stock options

On December 10, 2020, shareholders approved amendments to the Company’s stock option plan, which amended the plan previously approved on November 20, 2019 (the “Amended Stock Option Plan”).  On December 10, 2020, the Company’s shareholders approved the adoption of a new fixed equity incentive plan (the “Equity Incentive Plan”), which authorizes the Company to grant (a) stock options, (b) restricted awards, (c) performance share units, and other equity-based awards for compensation purposes (collectively, “Awards”).

In November 2021, the Company adopted and approved the 2021 Stock Incentive Plan and the 2021 Employee Stock Purchase Plan. The intent of the Company and the Board of Directors is that while the Amended 2020 Stock Option Plan and the 2020 Equity Incentive Plan will continue in existence in relation to the options and awards previously granted, the Board will not grant future options or awards thereunder. Instead, only the 2021 Stock Incentive Plan will be used for the grant of options and awards to eligible participants.

As of June 30, 2023, there was 35,870 stock options outstanding under the Amended Stock Option Plan.  No additional stock options will be issued under the Amended Stock Option Plan.  As of June 30, 2023, there was 11,500 stock options outstanding and an aggregate of 88,500 shares of common stock were available for issuance under the 2021 Stock Option Plan. As of June 30, 2023, no transactions have occurred under the 2021 Employee Stock Purchase Plan.

Options under the 2021 Stock Option Plan are granted from time to time at the discretion of the Board of Directors, with vesting periods and other terms as determined by the Board of Directors.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2021	60,212	$111.20	3.60
Options granted	6,500	$103.20
Options exercised	(40)	$100.80
Options canceled / expired	(17,632)	$50.20
Balance at December 31, 2022	49,040	$129.60	2.8
Options granted	10,000	$0.86
Options canceled / expired	(11,670)	$122.54
Balance at June 30, 2023	47,370	$131.09	2.8	$—
Vested and exercisable at June 30, 2023	32,733	$134.36	2.2	$—

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at June 30, 2023:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
750	4.6	$180.00	750	$180.00
3,400	0.3	$180.00	3,400	$180.00
5,740	0.5	$156.00	5,740	$156.00
3,025	1.3	$128.00	3,025	$128.00
3,250	2.4	$97.00	2,383	$97.00
11,205	2.6	$106.00	8,550	$106.00
1,500	2.8	$112.00	1,100	$112.00
7,000	3.3	$153.00	5,085	$153.00
1,500	3.7	$103.20	700	$103.20
10,000	5.0	$0.86	2,000	$0.86
47,370	2.8	$131.09	32,733	$134.36

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions is outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited, which can result in negative stock based compensation expense in the period of forfeiture.

The following assumptions were used to value the awards granted during the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30,
	2023	2022
Expected life (in years)	5.0	5.0
Risk-free interest rate	4.0%	1.7%
Dividend yield	—%	—%
Expected volatility	137%	132%

Stock-based compensation (benefit) expense for the three months ended June 30, 2023 and 2022 was $(316) thousand and $249 thousand, respectively. Stock-based compensation (benefit) expense for the six months ended June 30, 2023 and 2022 was $(365) thousand and $572 thousand, respectively. The stock-based compensation benefit for the three and six months ended June 30, 2023, was related to the reversal of expense due to stock option forfeitures and cancellations. As of June 30, 2023, there was approximately $1.2 million of total unrecognized compensation cost related to 14,637 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 3.0 years.

Warrants

The following table details warrant activity for the six months ended June 30, 2023:

Number of Warrants outstanding
Balance at December 31, 2021	197,000
Debenture, warrants issued	9,000
Balance at December 31, 2022	206,000
Warrants expired	(11,026)
Balance at June 30, 2023	194,974

The following table summarizes warrants outstanding by transaction type:

Number of Warrants outstanding
Convertible debt, warrants issued (Note 5)	8,645
Debenture, warrants issued (Note 5)	13,750
Other warrants issued	9,000
December 2020 equity financing warrants issued (1)	163,579
Total warrant outstanding	194,974
(1)	For a complete discussion of the warrants issued during December 2020, see Note 11 to the consolidated financial statement for the year ended December 31, 2021 as filed on Form 10-K on March 14, 2022.

11. SHAREHOLDERS’ EQUITY

Common Shares

The Company has 9,000,000 common shares authorized at $0.001 par value. As of December 31, 2022 and 2021, there were 1,051,098 and 645,943, respectively, common shares issued and outstanding (“Common Shares”).

Nasdaq Notice

On October 11, 2022, Assure Holdings Corp. (the “Company”) received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock, par value $0.001 per share (“Common Stock”), for the last 30 consecutive business days, the Company is not currently in compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Notice”).

The Notice had no immediate effect on the continued listing status of the Company’s Common Stock on The Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Company was provided a compliance period of 180 calendar days from the date of the Notice, or until April 10, 2023, to regain compliance with the minimum closing bid requirement, pursuant to Nasdaq Listing Rule 5810(c)(3)(A). If at any time before April 10, 2023, the closing bid price of the Company’s Common Stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, subject to Nasdaq’s discretion to extend this period pursuant to Nasdaq Listing Rule 5810(c)(3)(G) to 20 consecutive business days, Nasdaq would provide written notification that the Company has achieved compliance with the minimum bid price requirement, and the matter would be resolved. If the Company does not regain compliance during the compliance period ending April 10, 2023, then Nasdaq may grant the Company a second 180 calendar day period to regain compliance, provided the Company meets the continued listing requirement for market value of publicly-held shares and all other initial listing standards for Nasdaq, other than the minimum closing bid price requirement, and notifies Nasdaq of its intent to cure the deficiency.

During March 2023, the Company completed a reserve split, discussed below, in order to meet the minimum bid price requirement.

Reverse Share Split

During March 2023, the total number of shares of common stock authorized by the Company was reduced from 180,000,000 shares of common stock, par $0.001, to 9,000,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by twenty (20): effecting a twenty (20) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by twenty (20) and multiplying the exercise or conversion price thereof by twenty (20), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within these consolidated financial statements.

Acquisition shares

In connection with the acquisition of Nerve Pro, the Company issued 75,000 shares of common stock with a value of $390 thousand.

In connection with the acquisition of the Sentry Neuromonitoring, LLC (the “Seller”) assets, we issued to Seller or the Principals, as elected by Seller, shares of common stock of the Company with a value of $1,625,000, determined on the effective date, as quoted on the TSX Venture Exchange (11,861 shares of common stock).  In addition, the Company placed into escrow 4,745 shares of the Company’s common stock with a value of $650,000.  The common stock is subject to a 12-month lock up beginning on the date of delivery. See Note 7 for additional discussion.

Share issuances

In June 2021, in connection with common stock purchase agreements, the Company issued 7,802 shares of common stock at a deemed value of $80.00 per share to certain employees, directors and third parties.

On November 15, 2021, the Company announced that it closed a brokered private placement of 909,262 shares of the Company at an issue price of $105.00 per share, for gross proceeds of $4.75 million (the “Offering”). The proceeds of the Offering are expected to be used for expanding the Company’s remote neurology services offering for intraoperative neuromonitoring (“IONM”), extending the Company’s operational footprint into new states, supporting expected growth generated by the agreement with Premier, Inc. and general working capital purposes. Kestrel Merchant Partners LLC (the “Sponsor”) acted as the exclusive sponsor and The Benchmark Company, LLC (the “Agent”) acted as sole placement agent in connection with the Offering. Additionally, certain directors, officers and employees participated in a subsequent offering to settle approximately $435 thousand of compensation at a market price of $123.80 per share.

In August 2022, the Company completed an underwritten public offering with gross proceeds to the Company of approximately $6.2 million, before deducting underwriting discounts and other estimated expenses payable by the Company. Under the offering 278,804 common shares were issued at a price to the public of $22.40 per share. The Company is utilizing the net proceeds from this offering for general corporate purposes, including, but not limited to, repayment of indebtedness and increasing working capital expenditures. In addition, the Company granted the underwriter a 45-day option to purchase additional shares of common stock, representing up to 15% of the number of the shares offered in the base deal, solely to cover over-allotments. The overallotment expired unexercised in October 2022.

Convertible debt

During the year ended December 31, 2021, certain holders of the convertible debenture exercised their right to convert $60,000 of outstanding principal into shares of common stock, resulting in the issuance of 669 common stock.

Stock Option Plan

On December 10, 2020, shareholders approved amendments to the Company’s stock option plan, which amended the plan previously approved on November 20, 2019 (the “Amended Stock Option Plan”).  On December 10, 2020, the Company’s shareholders approved the adoption of a new fixed equity incentive plan (the “Equity Incentive Plan”), which authorizes the Company to grant (a) stock options, (b) restricted awards, (c) performance share units, and other equity-based awards for compensation purposes (collectively, “Awards”).

During November 2021, the Company has adopted and approved the 2021 Stock Incentive Plan and the 2021 Employee Stock Purchase Plan. The intent of the Company and the Board is that while the Amended 2020 Stock Option Plan and the 2020 Equity Incentive Plan will continue in existence in relation to the options and awards previously granted thereunder, the Board will not grant future options or awards thereunder. Instead, moving forward, only the 2021 Stock Incentive Plan will be used for the grant of options and awards to eligible participants thereunder.

As of December 31, 2022, there was 42,540 stock options outstanding under the Amended Stock Option Plan.  No additional stock options will be issued under the Amended Stock Option Plan.  As of December 31, 2022, there was 6,500 stock options outstanding and an aggregate of 93,500 shares of common stock were available for issuance under the 2021 Stock Option Plan.  As of December 31, 2022, no transactions have occurred under the 2021 Employee Stock Purchase Plan.

Options under the Plan are granted from time to time at the discretion of the Board, with vesting periods and other terms as determined by the Board.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2020	37,430	$105.00	4.00
Options granted	27,250	$123.40
Options exercised	(150)	$128.00
Options canceled / expired	(4,318)	$119.80
Balance at December 31, 2021	60,212	$111.20	3.6
Options granted	6,500	$103.20
Options exercised	(40)	$100.80
Options canceled / expired	(17,632)	$50.20
Balance at December 31, 2022	49,040	$129.60	2.8	$—
Vested and exercisable at December 31, 2022	34,163	$135.20	2.4	$—

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at December 31, 2022:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
750	5.0	$180.00	750	$180.00
4,200	0.8	$180.00	4,200	$180.00
7,290	1.0	$156.00	7,290	$156.00
3,695	1.8	$128.00	3,695	$128.00
4,150	2.9	$97.00	3,043	$97.00
12,655	3.1	$106.00	7,520	$106.00
1,500	3.3	$112.00	900	$112.00
8,300	3.8	$153.00	4,598	$153.00
6,500	4.2	$103.20	2,167	$103.20
49,040	2.8	$129.60	34,163	$135.20

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions are outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited.

The following assumptions were used to value the awards granted during the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Expected life (in years)	5.0	5.0
Risk-free interest rate	1.7%	0.4-0.9%
Dividend yield	—%	—%
Expected volatility	132%	91-137%

Stock-based compensation expense recognized in our consolidated financial statements for the years ended December 31, 2022 and 2021 was $1.0 million and $1.9 million, respectively. As of December 31, 2022, there was approximately $840 thousand of total unrecognized compensation cost related to 14,877 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 3.0 years.

Derivative Liability

Stock options granted to consultants that have an exercise price this is stated in a different currency than the Company’s functional currency are treated as a liability and are revalued at the end of each reporting period for the term of the vesting period. Any change in the fair value of the stock option subsequent to the initial recognition is recorded as a component of other income, net in the consolidated statements of operations. These stock options expired unexercised during October 2022.

Changes in the Company’s stock option liability for the years ended December 31, 2022 and 2021 were as follows (stated in thousands):

Balance at December 31, 2020	$16
Gain on revaluation	(9)
Balance at December 31, 2021	$25
Gain on revaluation	25
Balance at December 31, 2022	$—

The assumptions used for the Black-Scholes Option Pricing Model to revalue the stock options granted to consultants as of December 31, 2021 were as follows:

	As of December 31,
	2021
Risk free rate of return	0.4%
Expected life	0.8	years
Expected volatility	186%
Expected dividend per share	nil

There were no stock options granted to consultants during the years ended December 31, 2022 or 2021 that required recurring fair value adjustments.

Warrants

The following table details warrant activity for the years ended December 31, 2022 and 2021:

Number of Warrants outstanding
Balance at December 31, 2020	183,250
Debenture, warrants issued (Note 10)	13,750
Balance at December 31, 2021	197,000
Warrants issued	9,000
Balance at December 31, 2022	206,000

2022 Warrants

During the year ended December 31, 2022, the Company issued 9,000 warrants to Roth Capital as compensation for consulting with management regarding future financing opportunities.

2021 Warrants

As part of the 2021 debenture issuance (Note 10), the Company issued 13,500 warrants to the debenture holder.

The assumptions used for the Black-Scholes Option Pricing model to value the 2022 and 2021 warrants were as follows:

	Year Ended		Year Ended
	December 31, 2022		December 31, 2021
Risk free rate of return	0.56%		0.39%
Expected life	4.0	years	5.0	years
Expected volatility	90%		90%
Expected dividend per share	nil		nil
Exercise price	$1.51		$0.78
Stock price	$1.50		$0.96